INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Consideration for acquisition (Details)	Dec. 31, 2025 USD ($) shares	Jul. 31, 2025 shares	Jun. 30, 2025 USD ($)
Current liabilities
Consideration for acquisition of assets, current	$ 791,280		$ 1,761,274
Total current consideration for acquisition	791,280		1,761,274
Non-current liabilities
Consideration for acquisition of assets, non-current	372,373		397,774
Total non-current consideration for acquisition	$ 372,373		$ 397,774
Pro Farm Group, Inc
Non-current liabilities
Number of shares issued related to merger from treasury shares | shares		237,054
The number of new shares issued related to merger | shares		220
Number of shares to be issued related to merger outstanding | shares	5,954